Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 2,090	$ 2,376
Dividends paid to non-controlling interest	$ 123	148
Scotiabank Chile S A [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	16.97%
Non-controlling interests in subsidiaries	$ 790	1,050
Dividends paid to non-controlling interest	$ 55	71
Scotiabank Colpatria -S- -A- [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%
Non-controlling interests in subsidiaries	$ 405	387
Dividends paid to non-controlling interest		13
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	28.20%
Non-controlling interests in subsidiaries	$ 261	288
Dividends paid to non-controlling interest	$ 12	14
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.10%
Non-controlling interests in subsidiaries	$ 367	381
Dividends paid to non-controlling interest	56	50
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 267	$ 270
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.10%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%